EQUITY - Dividends (Details) R / shares in Units, R in Millions			12 Months Ended
	Sep. 01, 2020 ZAR (R) R / shares	Jan. 22, 2020 ZAR (R) shares R / shares	Jun. 30, 2020 ZAR (R) R / shares shares	Jun. 30, 2019 ZAR (R) R / shares shares	Jun. 30, 2018 ZAR (R) shares
Disclosure of classes of share capital [line items]
Shares issued | shares				265,000,000
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend per share approved by directors | R / shares	R 0.35		R 0.35
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | R	R 299.3		R 299.3
Sibanye stillwater [member]
Disclosure of classes of share capital [line items]
Number of share options exercised | shares		168,158,944
Aggregate subscription price | R		R 1,085.6
Percentage of discount of shares before date of exercise of option		10.00%
Weighted average share price | R / shares		R 6.46
Percentage of shares issued to related parties			38.05%
Percentage of new ordinary shares of the total issued ordinary shares			50.10%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Dividends received | R			R 6.6		R 0.9
Treasury shares [member] | Ergo Mining Operations Proprietary Limited [Member]
Disclosure of classes of share capital [line items]
Treasury shares acquired | shares			0	113,849
Weighted average share price | R / shares				R 2.68